1933 Act Registration No. 2-74747
                                              1940 Act Registration No. 811-3313


      As filed with the Securities and Exchange Commission on June 6, 2003


                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                Pre-Effective Amendment No. __                     | |


                Post-Effective Amendment No. 44                    |X|


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                   |X|


                                Amendment No. 44


                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)


                                 (612) 303-1603


              (Registrant's Telephone Number, including Area Code)

                                 Steven G. Lentz
                               U.S. Bancorp Center
                          800 Nicollet Mall, BC-MN-H210
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing shall become effective (check appropriate box):


         | | immediately upon filing pursuant to paragraph (b) of Rule 485 | | on (date) pursuant to paragraph (b) of Rule 485
         |X| 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on (date) pursuant to paragraph (a)(1) of Rule 485
         | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485

[LOGO] FIRST AMERICAN FUNDS(TM)                 ______, 2003



                                                PROSPECTUS
                                                FIRST AMERICAN FUNDS, INC.

                                                ASSET CLASS - Money Market Funds





                         MONEY MARKET
                                FUNDS
                       CLASS Z SHARES

                                                PRIME OBLIGATIONS FUND










AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THIS FUND, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF
CONTENTS

  FUND SUMMARY
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        Prime Obligations Fund                                       2
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  POLICIES & SERVICES
--------------------------------------------------------------------------------
        Buying and Selling Shares                                    4
--------------------------------------------------------------------------------
        Managing Your Investment                                     6
--------------------------------------------------------------------------------
  ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
        Management                                                   7
--------------------------------------------------------------------------------
        More About The Fund                                          8
--------------------------------------------------------------------------------
        Financial Highlights                                         9
--------------------------------------------------------------------------------
  FOR MORE INFORMATION                                      Back Cover
--------------------------------------------------------------------------------

FUND SUMMARY

INTRODUCTION




This section of the prospectus describes the objective of the First American Prime Obligations Fund, summarizes the main investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.









                                1 PROSPECTUS - First American Money Market Funds
                                               Class Z Shares

FUND SUMMARY

PRIME OBLIGATIONS FUND

--------------------------------------------------------------------------------
OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

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MAIN INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

o securities issued by the U.S. government or one of its agencies or instrumentalities.

o U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).

o    commercial paper.

o    non-convertible corporate debt securities.

o    loan participation interests.

o    repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

--------------------------------------------------------------------------------
MAIN RISKS

The main risks of investing in this fund include:

o Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

o The level of income you receive from the fund will be affected by movements in short-term interest rates.

o Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Because Class Z shares have not been offered for a full calendar year, information in the chart and the table is for the fund's Class A shares, which are offered through another prospectus. Class Z and Class A shares are invested in the same portfolio of securities, but Class Z share returns will be higher because the shares have lower operating expenses.


                                2 PROSPECTUS - First American Money Market Funds
                                               Class Z Shares

FUND SUMMARY

PRIME OBLIGATIONS FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)

[BAR CHART]

  4.97%      5.12%      5.04%      4.57%      5.79%      3.55%      1.19%
--------------------------------------------------------------------------------
  1996       1997       1998       1999       2000       2001       2002

Best Quarter:
Quarter ending   December 31, 2000   1.49%
Worst Quarter:
Quarter ending   December 31, 2002   0.24%

AVERAGE ANNUAL TOTAL RETURNS      Inception                               Since
AS OF 12/31/02                         Date   One Year   Five Years   Inception
--------------------------------------------------------------------------------
Prime Obligations Fund (Class A)    1/21/95      1.19%        4.01%       4.46%
--------------------------------------------------------------------------------
(1) Total return for the period from 1/1/03 through 6/30/03 for Class A shares was __%.
--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                               None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      None

ANNUAL FUND OPERATING EXPENSES(1) AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                          0.10%
 Distribution and Service (12b-1) Fees                                    None
 Other Expenses                                                           0.16%
 Total Annual Fund Operating Expenses                                     0.26%
 Waiver of Fund Expenses(2)                                              (0.06)%
 NET EXPENSES(2)                                                          0.20%

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.
(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2004, so that Net Expenses do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2004, at the discretion of the service providers.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

   1 year                                                                 $ 20
   3 years                                                                $ 77
   5 years                                                                $140
  10 years                                                                $322


                                3 PROSPECTUS - First American Money Market Funds
                                               Class Z Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES

--------------------------------------------------------------------------------
MULTIPLE CLASS INFORMATION

The funds offer eight different share classes, although not all funds offer every share class. This prospectus offers Class Z shares which are only offered by Prime Obligations Fund. Class A, Class B, Class C, Class D, Class I, Class S, and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the eight classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

CLASS A SHARES. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

CLASS B SHARES. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

o    higher annual expenses than Class A shares.

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

o automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. Prime Obligations Fund Class C shares:

o are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

o    have higher annual expenses than Class A shares.

o    do not convert to Class A shares.

CLASS D SHARES. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%. Ohio Tax Free Obligations Fund does not offer Class D shares.

CLASS I SHARES. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

CLASS S SHARES. Class S shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

CLASS Y SHARES. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

CLASS Z SHARES. Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open. As discussed below, your order must be received by the fund by 3:00 p.m. Central time, in order for shares to be priced at that day's NAV.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. The fund's net asset value is normally expected to be $1 per share.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution. Shares may be purchased and sold on any day when


                                4 PROSPECTUS - First American Money Market Funds
                                               Class Z Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES CONTINUED

the New York Stock Exchange (NYSE) is open. Purchases and sales of shares may also be restricted in the event of an early or unscheduled close of the NYSE.

The fund will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. The fund will not accept exchanges from other funds unless the NYSE is open.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. BANK NATIONAL ASSOCIATION
ABA NUMBER: 0420-00013
ACCOUNT NUMBER: 112-952-137
CREDIT TO: FIRST AMERICAN (NAME OF FUND, INVESTOR NAME, AND INVESTOR ACCOUNT #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased or sold at that day's price, the fund must receive purchase orders or redemption requests by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the fund. In addition, a purchase order will be effective on the day given only if the fund's custodian receives payment by wire before the close of business.

If the fund receives a redemption request by the time specified above, payment will generally be made the same day by transfer of federal funds. Otherwise, payment will generally be made on the next business day.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

Exchanges may be made only on days when the New York Stock Exchange is open.

If you are no longer eligible to hold Class Z shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Z shares. However, if you are no longer eligible to hold Class Z shares because your account balance is less than $10 million, you may exchange your shares for Class I shares at net asset value. Class I shares have higher expenses than Class Z shares, but lower expenses than Class A shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the fund by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the fund. Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges to four times per year.


                                5 PROSPECTUS - First American Money Market Funds
                                               Class Z Shares

POLICIES & SERVICES

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditor's report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. You will receive dividends starting on the day on which you paid for your shares. You will not receive a dividend for the day on which proceeds are distributed from a requested sale of shares.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income for federal income tax purposes, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.


                                6 PROSPECTUS - First American Money Market Funds
                                               Class Z Shares

ADDITIONAL INFORMATION

MANAGEMENT

U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund's business and investment activities, subject to the authority of the fund's board of directors.

For the fund's most recently completed fiscal year, the fund paid the investment advisor a monthly fee equal to an annual rate of 0.32% of average daily net assets, after taking into account any fee waivers, for providing investment advisory services to the fund.

DIRECT CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

INVESTMENT ADVISOR

U.S. BANCORP ASSET MANAGEMENT, INC.
800 NICOLLET MALL
MINNEAPOLIS, MN 55402

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 E. MICHIGAN STREET
MILWAUKEE, WI 53202


ADDITIONAL COMPENSATION

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of the fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the fund and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the fund, the fund's investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.


                                7 PROSPECTUS - First American Money Market Funds
                                               Class Z Shares

ADDITIONAL INFORMATION

MORE ABOUT THE FUND

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summary" section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including money market funds advised by the fund's investment advisor.

--------------------------------------------------------------------------------
INVESTMENT APPROACH

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund's investments mature within 397 days from the date of purchase, and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund's advisor to present minimal credit risks.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

--------------------------------------------------------------------------------
INVESTMENT RISKS

The main risks of investing in the fund are summarized in the "Fund Summary" section.


                                8 PROSPECTUS - First American Money Market Funds
                                               Class Z Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Prime Obligations Fund Class Z shares were not offered prior to the date of this prospectus.










                                9 PROSPECTUS - First American Money Market Funds
                                               Class Z Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the fund's investments will be available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You can obtain a free copy of the fund's SAI and/or free copies of the fund's most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.





FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

PROPRIMEZ  _/03

SEC file number: 811-03313                       [LOGO] FIRST AMERICAN FUNDS(TM)

                           FIRST AMERICAN FUNDS, INC.

                      SUPPLEMENT DATED ______________, 2003
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2002

                           GOVERNMENT OBLIGATIONS FUND
                             PRIME OBLIGATIONS FUND
                            TAX FREE OBLIGATIONS FUND
                            TREASURY OBLIGATIONS FUND
                              TREASURY RESERVE FUND
                         OHIO TAX FREE OBLIGATIONS FUND


         This Supplement has been prepared in connection with the offering of a new class of shares, the Class Z Shares, of Prime Obligations Fund, a series of First American Funds, Inc. ("FAF"). It should be read together with FAF's Statement of Additional Information dated December 1, 2002 (the "SAI"), and with the Prospectus dated the same date as this Supplement relating to the Class Z Shares of Prime Obligations Fund. This Supplement and such Prospectus are being filed as amendments to FAF's Registration Statement on Form N-1A.

         The information set forth under the various captions in this Supplement supplements the information set forth under the corresponding captions in the SAI. Where a caption in the SAI does not have a corresponding caption in this Supplement, the information set forth in the SAI remains unchanged with respect to the Class Z Shares of Prime Obligations Fund.

         At the date of this Supplement, FAF also is filing, under Rule 497, a separate supplement to the SAI and supplements to the Prospectuses for the other series (except Ohio Tax Free Obligations Fund) and classes of the Funds, which describe certain changes in the expense structures for such other series and classes. Those changes do not result in an increase in the total expenses borne by the Class A, Class B, Class C, Class D, Class I, Class S, Class Y, or Treasury Reserve Fund Shares either before or after contractual fee waivers.


                               GENERAL INFORMATION

         Prime Obligations Fund now offers an eighth share class, Class Z. FAF has prepared and will provide a separate Prospectus relating to the Class Z Shares of Prime Obligations Fund. This Prospectus can be obtained by writing Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, or by calling First American Funds Investor Services at 800-677-FUND.

         The Class Z Shares of Prime Obligations Fund are subject to a minimum initial investment of at least $10 million.


                        DIRECTORS AND EXECUTIVE OFFICERS

         Andrew M. Hunter III no longer is a director of FAF. In his place, Leonard W. Kedrowski now serves on FAF's Pricing Committee; Richard K. Riederer now serves as chair of FAF's Nominating Committee; and James M. Wade has joined that committee. In addition, John M. Murphy Jr. no longer is a director of FAF.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

         Effective as of the date of this Supplement, the contractual investment advisory fee for Prime Obligations Fund has been reduced from an annual rate of 0.35% to an annual rate of 0.10%.

         The Advisor has agreed to a contractual fee cap of 0.20% through September 30, 2004 for the Class Z Shares of Prime Obligations Fund.

DISTRIBUTOR

         The Distributor receives no compensation for distribution or shareholder servicing of the Class Z Shares.

                       FIRST AMERICAN FUNDS, INC. PART C -
                                OTHER INFORMATION


ITEM 23. EXHIBITS

(a)(1) Amended and Restated Articles of Incorporation, as amended through October 2, 1997 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22, Exhibit (1)(b) to Post-Effective Amendment No. 25 and Exhibit (1)(b) to Post-Effective Amendment No. 28, Filed on March 3, 1998 (File Nos. 2-74747 and 811-3313)).

(a)(2) Certificate of Designation designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(a)(3) Articles of Amendment to Articles of Incorporation, dated November 26, 2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 40, Filed on November 30, 2001 (File Nos. 2-74747, 811-3313)).


*(a)(4) Certificate of Designation designating Class Z Shares of Prime Obligations Fund.

*(b)     Bylaws, as amended through June 4, 2003.


(c)      Not applicable.

(d)(1) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association, as assigned to U.S. Bancorp Piper Jaffray Asset Management, Inc. on May 2, 2001 (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(d)(2) Exhibit A to Investment Advisory Agreement (series and fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(e)(1) Distribution Agreement and Service Agreement relating to the Class B Shares, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).


(e)(2) Amendment No. 1 to Distribution Agreement and Service Agreement relating to the Class B Shares, pursuant to USA PATRIOT Act of 2001, dated July 24, 2002 (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 43, Filed on November 29, 2002 (File Nos. 2-74747, 811-3313)).


(e)(3) Distribution Agreement relating to the Class A, Class Y and Class D Shares, and Treasury Reserve Fund, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).


(e)(4) Amendment No. 1 to Distribution Agreement and Service Agreement relating to the Class A, Class Y and Class D Shares, and Treasury Reserve Fund, pursuant to USA PATRIOT Act of 2001, dated July 24, 2002 (Incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 43, Filed on November 29, 2002 (File Nos. 2-74747, 811-3313)).


(e)(5) Distribution and Service Agreement relating to the Class C Shares, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).


(e)(6) Amendment No. 1 to Distribution and Service Agreement relating to the Class C Shares, pursuant to USA PATRIOT Act of 2001, dated July 24, 2002 (Incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 43, Filed on November 29, 2002 (File Nos. 2-74747, 811-3313)).


(e)(7) Shareholder Service Plan and Agreement, Class S shares, between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(e)(8) Dealer Agreement (Incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(f)(1) Deferred Compensation Plan for Directors Trust Agreement effective January 1, 2000 (Incorporated by Reference to Exhibit (f) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).


(f)(2) Deferred Compensation Plan for Directors Trust Agreement, Amended Summary of Terms dated September 2002 (Incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 43, Filed on November 29, 2002 (File Nos. 2-74747, 811-3313)).


(g)(1) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association (Incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(g)(2) Compensation Agreement pursuant to Custodian Agreement (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(g)(3) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 30, Filed on December 2, 1998 (File Nos. 2-74747, 811-3313)).

(g)(4) Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by Reference to Exhibit (g)(4) to Post-Effective Amendment No. 33, Filed on November 29, 2000 (File Nos. 2-74747, 811-3313)).


(h)(1) Co-Administration Agreement by and between U.S. Bancorp Asset Management, Inc., U.S. Bancorp Fund Services, LLC, and First American Funds, as amended July 24, 2002 (Incorporated by reference to Exhibit
         (h)(1) to Post-Effective Amendment No. 43, Filed on November 29, 2002 (File Nos. 2-74747, 811-3313)).


(i)(1) Opinion and Consent of Dorsey & Whitney, dated January 26, 1982 (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(i)(2) Opinion and Consent of William N. Koster, Esq., dated November 5, 1981 (Incorporated by reference to Exhibit (10)(b) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747,

         811-3313)).

(i)(3) Opinion and Consent of Dorsey & Whitney with respect to new series and new share classes (Incorporated by reference to Exhibit (i)(3) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(j)(1) Opinion and Consent of Melissa R. Fogelberg, dated February 6, 1985 (Incorporated by reference to Exhibit (11)(b) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(j)(2) Opinion and Consent of Dorsey & Whitney, dated November 25, 1991 (Incorporated by reference to Exhibit (11)(c) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(k)      Not applicable.

(l) Letter of Investment Intent, dated November 3, 1981 (Incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 22, January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(1) Distribution Plan for Class A Shares (Incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(2) Distribution Plan for Class B Shares (Incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(3) Distribution Plan for Class D Shares (Incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(4) Distribution Plan for Class C Shares (Incorporated by Reference to Exhibit (a)(2) to Post-Effective Amendment No. 31, Filed on February 1, 1999 (File Nos. 2-74747, 811-3313)).

(m)(5)   Service Plan for Class B Shares (Incorporated by reference to Exhibit
         (15)(d) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(m)(6)   Service Plan for Class C Shares (Incorporated by Reference to Exhibit
         (a)(2) to Post-Effective Amendment No. 31, Filed on February 1, 1999 (File Nos. 2-74747, 811-3313)).

(m)(7) Distribution Plan for Treasury Reserve Fund (Incorporated by reference to Exhibit (m)(7) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(n) Form of Multiple Class Plan Pursuant to Rule 18f-3 (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(o)      Reserved.

(p)(1) First American Funds Code of Ethics (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).

(p)(2) U.S. Bancorp Asset Management Code of Ethics (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 40, Filed on November 30, 2001 (File Nos. 2-74747, 811-3313)).

(p)(3) Quasar Distributors, LLC Code of Ethics (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 39, Filed on September 21, 2001 (File Nos. 2-74747, 811-3313)).


* Filed herewith.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.


ITEM 25. INDEMNIFICATION

The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation,

Investment Company Act of 1940 Release No. 11330, September 2, 1980).

Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information on the business of the Registrant's investment adviser, U.S. Bancorp Asset Management (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.


         Thomas S. Schreier, Jr., Chief Executive Officer and chair of Board of Directors, USBAM, Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"), First American Strategy Funds, Inc. ("FASF"), First American Insurance Portfolios, Inc. ("FAIP"), and eight closed-end funds advised by USBAM, American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II, American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II Inc., and American Income Fund, collectively referred to as the First American Closed-End Funds ("FACEF"), Minneapolis, MN (February 2001 to present); CEO, First American Asset Management, Minneapolis, MN (January 2001 to May 2001); CEO and President, Firstar Investment & Research Management Company ("FIRMCO"), Minneapolis, MN (March 2001 to May 2001); Senior Managing Director, Equity Research, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000).

         Mark S. Jordahl, Chief Investment Officer and director on Board of Directors, USBAM, Minneapolis, MN (July 2001 to present); Vice President, FAIF, FAF, FASF, FAIP and FACEF, Minneapolis, MN (September 2001 to present); President and Chief Investment Officer, ING Investment Management - Americas (September 2000 to June 2001).

         Kenneth L. Delecki, Chief Financial Officer and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to present); CFO and Treasurer, First American Asset Management, Minneapolis, MN (March 2001 to May 2001); Director, Business Performance, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (September 2000 to March 2001).

         John J. Gibas, Senior Managing Director, Institutional Advisory Group, and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to present); Managing Director, Institutional Advisory Group, FAAM, Minneapolis, MN (September 1998 to May 2001).

         Kimberly F. Kaul, Communications Director, USBAM, Minneapolis, MN (May 2001 to present); Communications Director, FAAM, Minneapolis, MN (September 1998 to May 2001).

         Robert H. Nelson, Chief Operating Officer and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to present); Senior Vice President, FAAM, Minneapolis, MN (September 1998 to May 2001); Treasurer, FAF, FAIF, FASF, FAIP, and FACEF, Minneapolis, MN (March 2000 to present).

         Tony Rodriguez, Senior Managing Director, Head of Fixed Income, USBAM, Minneapolis, MN (August 2002 to present); Director and Head of Corporate Bonds, Credit Suisse Asset Management, New York, NY (1999 to August 2002).

         Jon M. Stevens, Senior Managing Director, Private Asset Management, USBAM, Minneapolis, MN (January 2002 to present); Senior Managing Director, Private Asset Management, U.S. Bank, Minneapolis, MN (July 2001 to January
2002); Managing Director, private asset management, Minneapolis, MN (September 1998 to July 2001).


ITEM 27. PRINCIPAL UNDERWRITERS:

a) State the name of the investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor, or investment adviser.


     Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for Firstar Funds, Inc., Cullen Funds Trust, Country Growth Fund, Inc., Country Asset Allocation Fund, Inc., Country Tax Exempt Bond Fund, Inc., Country Taxable Fixed Income Series Fund, Inc., Country Money Market Fund, Country Long-Term Bond Fund, Country Short-Term Government Bond Fund, Kit Cole Investment Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc., Jefferson Fund Group Trust, Everest Funds, Brandywine Blue Fund, Inc., Light Revolution Fund, Inc., IPS Funds, The Arbitrage Funds, Glen Rauch Funds, The Jensen Portfolio, Inc., First American Insurance Portfolios, Inc., The Linder Funds, AHA Investment Funds, Wexler Trust, MUTUALS.com, Inc., First American Funds, Inc. First American Investment Funds, Inc. and First American Strategy Funds, Inc. pursuant to distribution agreements dated 8/1/00, 6/28/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00,
     7/18/00, 9/1/00, 9/1/00, 12/29/00, 11/3/00, 10/25/00, 12/31/00, 1/5/01,
     8/31/00, 12/12/00, 3/12/01, 5/2/01, 5/15/01, 6/1/01, 6/15/01, 6/21/01,
     10/1/01, 10/1/01, and 10/1/01, respectively.


b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to
     Item 20. Unless otherwise noted, the business address for each Quasar Distributors, LLC Board Member or Officer is 615 East Michigan Street, Milwaukee, WI 53202.

                     POSITION AND OFFICES      POSITION AND OFFICES
     NAME            WITH UNDERWRITER          WITH REGISTRANT
-------------------------------------------------------------------
James Schoenike      President, Board Member             None
Donna Berth          Treasurer                           None



Joe Redwine          Board Member                        None


Robert Kern          Board Member                        None


Eric Falkeis         Board Member                        None


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.



ITEM 29. MANAGEMENT SERVICES

Not applicable.


ITEM 30. UNDERTAKINGS

Not applicable.



                                   SIGNATURES


As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement Nos. 2-74747 and 811-3313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 6th day of June, 2003.


                                                 FIRST AMERICAN FUNDS, INC.

                                                 By: /s/ Thomas S. Schreier, Jr.
                                                     ---------------------------
                                                     Thomas S. Schreier, Jr.
                                                     President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


         SIGNATURE                 TITLE                                DATE
         ---------                 -----                                ----

/s/ Thomas S. Schreier, Jr.        President                             **
-----------------------------
    Thomas S. Schreier, Jr.

/s/ Robert H. Nelson               Treasurer (principal financial/       **
-----------------------------      accounting officer)
    Robert H. Nelson



             *                     Director                              **
-----------------------------
     Leonard W. Kedrowski

             *                     Director                              **
-----------------------------
       Richard K. Riederer

             *                     Director                              **
-----------------------------
      Joseph D. Strauss

             *                     Director                              **
-----------------------------
    Virginia L. Stringer

             *                     Director                              **
-----------------------------
       Roger A. Gibson

             *                     Director                              **
-----------------------------
    James M. Wade


* By: /s/ Robert H. Nelson
     ------------------------
     Robert H. Nelson
     Attorney-in-Fact


** June 6, 2003

                           FIRST AMERICAN FUNDS, INC.
                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                       FIRST AMERICAN STRATEGY FUNDS, INC.
                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned persons hereby constitute and appoint Robert H. Nelson, Jeffery M. Wilson, James D. Alt, and Christopher O. Petersen and each of them, his or her true and lawful attorneys-in-fact and agents, each acting alone, with full power of substitution and re-substitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign Registration Statements on Form N-1A of First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and any and all amendments thereto, including post-effective amendments, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, each acting alone, with full power and authority to do and perform to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, each acting alone, or the substitutes for such attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.


       SIGNATURE                       TITLE                  DATE

   /s/ John M. Murphy, Jr.            Director         September 18, 2002

-----------------------------
     John M. Murphy, Jr.

     /s/ Roger A. Gibson              Director         September 18, 2002
-----------------------------
       Roger A. Gibson

   /s/ Andrew M. Hunter III           Director         September 18, 2002
-----------------------------
     Andrew M. Hunter III

   /s/ Leonard W. Kedrowski           Director         September 18, 2002
-----------------------------
     Leonard W. Kedrowski

   /s/ Richard K. Riederer            Director         September 18, 2002
-----------------------------
     Richard K. Riederer

    /s/ Joseph D. Strauss             Director         September 18, 2002
-----------------------------
     Joseph D. Strauss

   /s/ Virginia L. Stringer            Chair           September 18, 2002
-----------------------------
     Virginia L. Stringer

      /s/ James M. Wade               Director         September 18, 2002
-----------------------------
        James M. Wade